Share-based Compensation - Narrative (Details)		1 Months Ended						2 Months Ended	12 Months Ended
	Sep. 18, 2023 USD ($) employee $ / shares shares	Oct. 31, 2023	Aug. 31, 2023 shares	Dec. 31, 2022 USD ($) shares	Nov. 30, 2022 USD ($) employee	Sep. 30, 2022 USD ($)	Apr. 30, 2017	Jun. 30, 2022 employee	Mar. 31, 2024 USD ($) executive_award shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation cost (credit)									$ 1,070,000,000	$ 326,000,000	$ 26,000,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)									20,000,000	152,000,000
Additional paid-in capital									2,171,000,000	1,216,000,000
Accrued compensation and benefits and share-based compensation increase (decrease)									298,000,000	589,000,000
IPO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of stock (in dollars per share) | $ / shares	$ 51.00
2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation cost (credit)	$ 217,200,000								515,700,000	56,000,000	30,800,000
Share-based compensation, tax benefit (expense)									114,100,000	11,600,000	5,400,000
Accelerated share-based compensation										11,800,000
Number of grantees affected by modification | employee	5,251							435
2019 AEP | Reclassification, Other Noncurrent Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-current portion of accrued compensation and share-based compensation increase (decrease)	$ (306,600,000)
Additional paid-in capital	306,600,000
2019 EIP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation cost (credit)	4,100,000			$ 4,100,000		$ 4,500,000			6,200,000	100,000	(500,000)
Share-based awards, liability paid									$ 0	$ 0	$ 0
Potential fixed monetary amount				$ 20,000,000
Weighted average grant date fair value per RSU, expected to vest (in dollars per share) | $ / shares										$ 37.43
2019 EIP | Reclassification, Other Noncurrent Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-current portion of accrued compensation and share-based compensation increase (decrease)	(5,700,000)
Additional paid-in capital	5,700,000
2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Potential fixed monetary amount										$ 95,000,000
Accrued compensation and benefits and share-based compensation increase (decrease)										$ 32,000,000
Number of executive awards | executive_award									2
Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation cost (credit)									$ 25,200,000
Share-based compensation, tax benefit (expense)									4,700,000
Unrecognized share-based compensation									$ 106,700,000
Unrecognized share-based compensation, recognition period									1 year 1 month 6 days
Shares authorized (in shares) | shares			20,500,000						20,500,000
Annual increase in shares authorized			2.00%
Restricted Stock Units (RSUs) | 2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting									100.00%
Aggregate nominal amount, limit									2.20%
Outstanding (in shares) | shares									0	11,601,185	13,507,360
Non-current portion of accrued compensation and share-based compensation increase (decrease)										$ 114,200,000
Share-based awards, liability paid									$ 18,200,000	15,900,000
Fair value of awards										$ 16,200,000
Cash settlement, shares held by participant								50.00%
Vested (in shares) | shares									(11,358,553)
Granted (in shares) | shares									2,603
Restricted Stock Units (RSUs) | 2019 EIP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate nominal amount, limit									30.00%
Outstanding (in shares) | shares									0	192,999	903,925
Share-based compensation, tax benefit (expense)									$ 1,600,000	$ (400,000)	$ 0
Non-current portion of accrued compensation and share-based compensation increase (decrease)										3,600,000
Fair value of awards										$ 7,200,000
Shares cancelled (in shares) | shares				355,463
Vested (in shares) | shares									(192,999)
Restricted Stock Units (RSUs) | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate nominal amount, limit									4.00%
Share-based compensation cost (credit)					$ 2,100,000
Share-based awards, liability paid									$ 269,000,000
Accelerated share-based compensation	$ 17,700,000
Number of grantees affected by modification | employee	5,041				5,539
Expected to vest (in shares) | shares										284,036
Weighted average grant date fair value per RSU, expected to vest (in dollars per share) | $ / shares										$ 40.47
Unrecognized share-based compensation, recognition period									9 months 18 days
Restricted Stock Units (RSUs) | Arm Non-Executive Directors RSU Award Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding (in shares) | shares									31,806	13,340
Granted (in shares) | shares									31,806	13,340
Phantom Share Units (PSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding (in shares) | shares									0	0	64,862
Share-based compensation cost (credit)										$ (500,000)	$ (3,100,000)
Share-based awards, liability paid									$ 900,000	7,100,000	1,500,000
Fair value of awards										$ 1,100,000	$ 1,500,000
Vesting period							3 years
Vested (in shares) | shares										(27,503)	(32,198)
Intrinsic value (in dollars per share) | $ / shares										$ 38.84	$ 39.83
Accrued compensation and benefits and share-based compensation increase (decrease)										$ 1,100,000
Executive Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, tax benefit (expense)									$ 0	$ 0	$ (500,000)
Executive Awards | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding (in shares) | shares									22,756,418	11,129,734
Share-based compensation cost (credit)	$ 9,800,000								$ 521,600,000	$ 267,000,000
Share-based compensation, tax benefit (expense)									$ 89,200,000	36,600,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)										13,800,000
Additional paid-in capital										1,900,000
Number of grantees affected by modification | employee	14
Vested (in shares) | shares									(6,751,502)
Accrued compensation and benefits and share-based compensation increase (decrease)										253,100,000
Shares issued (in shares) | shares	1,875,202
Unrecognized share-based compensation									$ 693,900,000
Granted (in shares) | shares									17,134,484
Executive Awards | 2022 RSU Plan | Reclassification, Other Current Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional paid-in capital	$ 9,100,000				$ 31,700,000
Accrued compensation and benefits and share-based compensation increase (decrease)	(9,100,000)				$ (31,700,000)
Executive Awards | 2022 RSU Plan | Reclassification, Other Noncurrent Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-current portion of accrued compensation and share-based compensation increase (decrease)	(20,200,000)
Additional paid-in capital	$ 20,200,000
Restricted Stock Units, Launch Awards | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Potential fixed monetary amount										80,000,000
Vesting period									3 years
Accrued compensation and benefits and share-based compensation increase (decrease)										23,000,000
Retricted Stock Units, Annual Awards | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Potential fixed monetary amount										15,000,000
Accrued compensation and benefits and share-based compensation increase (decrease)										$ 9,000,000
Retricted Stock Units, Annual Awards | 2022 RSU Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting									0.00%
Retricted Stock Units, Annual Awards | 2022 RSU Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting									200.00%
Restricted Stock Units, Continuous Service | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period									3 years
Restricted Stock Units, Continuous Service | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		3 years
Restricted Stock Units, Time-Based | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period									3 years
Restricted Stock Units, Liability-Classified | 2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value per RSU, expected to vest (in dollars per share) | $ / shares										$ 23.33
Restricted Stock Units, Liability-Classified | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested (in shares) | shares									(351,022)
Performance Shares | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		3 years
Performance Shares, Time Based | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		3 years
Performance Shares, Continuous Service And Performance Conditions | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period									1 year
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period		1 year
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting		0.00%
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting		200.00%
Restricted Stock Units And Performance Shares | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding (in shares) | shares									1,879,276	0
Vested (in shares) | shares									(50,784)
Granted (in shares) | shares									1,941,165
Restricted Stock Units - Cash Receipt | 2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accelerated share-based compensation										$ 11,800,000
Restricted Stock Units - Retention Option | 2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accelerated share-based compensation										$ 2,200,000